SUMMARY OF BASIC AND DILUTED NET LOSS PER COMMON SHARE (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2022
Common Class A [Member]
Allocation of net income		$ 88,130
Basic and diluted weighted average shares outstanding		7,478,425
Basic and diluted net income per share of common stock		$ 0.01
Common Class B [Member]
Allocation of net income		$ 25,357
Basic and diluted weighted average shares outstanding	1,875,000	2,156,250
Basic and diluted net income per share of common stock	$ (0.00)	$ 0.01